BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

BondBloxx USD High Yield Bond Energy Sector ETF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

BondBloxx USD High Yield Bond Healthcare Sector ETF

BondBloxx USD High Yield Bond Industrial Sector ETF

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

BondBloxx BB Rated USD High Yield Corporate Bond ETF

BondBloxx B Rated USD High Yield Corporate Bond ETF

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated November 2, 2022 (the “Supplement”) to the

Statement of Additional Information (“SAI”) of each Fund, as supplemented to date

Effective immediately, each Fund’s SAI, other than BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, is amended as follows:

The section entitled “Investment Strategies and Risks—Regulation Regarding Derivatives” is deleted in its entirety and replaced with the following two sections:

Regulation Regarding Derivatives. The U.S. Commodity Futures Trading Commission (the “CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by BIM either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. Futures and swaps entered into by the Funds will be treated as CFTC Derivatives for these purposes. To the extent a Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.

The Funds may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. The Funds will not use futures, options on futures or swaps for speculative purposes. BIM, with respect to certain Funds, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Rule 4.5 so that BIM, with respect to the Funds, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. For BIM to remain eligible for the relief, a Fund will be limited in its ability to gain exposure to certain financial instruments, including futures and options on futures and certain swaps (“commodity interests”). In the event that the Funds’ direct or indirect exposure to commodity interests does not comply with the requirements of CFTC Rule 4.5, BIM may be required to register as a CPO and/or “commodity trading advisor” with the CFTC with respect to the Funds.

The CFTC and various exchanges have imposed (and continue to evaluate and monitor) limits on the number of speculative positions that any person, or group of persons acting in concert, may hold or control in certain particular futures and options on futures contracts. Additionally, starting January 1, 2023, federal position limits will apply to swaps that are economically equivalent to futures contracts that are subject to CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if a Fund or an underlying ETF does not intend to exceed applicable position limits, it is possible that positions of different clients managed by BIM and its affiliates or by the underlying ETF’s investment adviser and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of BIM or of the investment advisers of the underlying ETFs may have to be modified and that positions held by the Funds or the underlying ETF may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund. A violation of position limits could also lead to regulatory action materially adverse to a Fund’s investment strategy.

Derivative contracts, such as swaps, are subject to regulation under the Dodd-Frank Act in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps and certain other derivatives traded in the OTC market are subject to variation margin requirements and may be subject to initial margining requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, margining, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and are expected to continue to impact the costs to a Fund of trading these instruments and, as a result, may affect returns to investors in such Fund.

Rule 18f-4 under the 1940 Act governs the use of derivatives and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies (“Rule 18f-4”). Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions, adopt and implement a derivatives risk management program and appoint a derivatives risk manager. A fund that uses derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount is not subject to the full requirements of Rule 18f-4. The Funds have implemented compliance policies under Rule 18f-4. The application of Rule 18f-4 to the Funds could restrict the Funds’ ability to utilize derivative investments and financing transactions and prevent the Funds from implementing their respective principal investment strategies and could adversely affect the Funds’ performance and their ability to achieve their respective investment objectives.

Registration Risk. In the event that the Funds’ direct or indirect exposure to commodity interests does not comply with the requirements of CFTC Rule 4.5, BIM may be required to register as a CPO and/or “commodity trading advisor” with the CFTC with respect to the Fund. BIM’s registration with the CFTC as a CPO with respect to the Funds, or any change in the Funds’ operations necessary to maintain BIM’s ability to rely upon relief from registration as such, could adversely affect the Funds’ ability to implement their respective investment programs, conduct their operations and/or achieve their objectives and subject the Funds to certain additional costs, expenses and administrative burdens, adversely affecting that Funds’ total return. Because BIM intends to manage the Funds in such a way as to maintain its ability to rely upon relief from registration with the CFTC, the Funds may be unable to participate in certain investment opportunities.

Effective immediately, BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF’s SAI is amended as follows:

The section entitled “Investment Strategies and Risks—Regulation Regarding Derivatives” is deleted in its entirety and replaced with the following two sections:

Regulation Regarding Derivatives. The U.S. Commodity Futures Trading Commission (the “CFTC”) subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by BIM either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. Futures and swaps entered into by the Fund will be treated as CFTC Derivatives for these purposes. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.

The Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. The Fund will not use futures, options on futures or swaps for speculative purposes. BIM, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with CFTC Rule 4.5 so that BIM, with respect to the Fund, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. For BIM to remain eligible for the relief, the Fund will be limited in its ability to gain exposure to certain financial instruments, including futures and options on futures and certain swaps (“commodity interests”). In the event that the Fund’s direct or indirect exposure to commodity interests does not comply with the requirements of CFTC Rule 4.5, BIM may be required to register as a CPO and/or “commodity trading advisor” with the CFTC with respect to the Fund.

The CFTC and various exchanges have imposed (and continue to evaluate and monitor) limits on the number of speculative positions that any person, or group of persons acting in concert, may hold or control in certain particular futures and options on futures contracts. Additionally, starting January 1, 2023, federal position limits will apply to swaps that are economically equivalent to futures contracts that are subject to CFTC set speculative limits. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of determining whether the applicable position limits have been exceeded, unless an exemption applies. Thus, even if the Fund or an underlying ETF does not intend to exceed applicable position limits, it is possible that positions of different clients managed by BIM and its affiliates or by the underlying ETF’s investment adviser and its affiliates may be aggregated for this purpose. It is possible that the trading decisions of BIM or of the investment advisers of the underlying ETFs may have to be modified and that positions held by the Fund or the underlying ETF may have to be liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy.

Derivative contracts, such as swaps, are subject to regulation under the Dodd-Frank Act in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps and certain other derivatives traded in the OTC market are subject to variation margin requirements and may be subject to initial margining requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, margining, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and are expected to continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.

Rule 18f-4 under the 1940 Act governs the use of derivatives and certain financing transactions (e.g., reverse repurchase agreements) by registered investment companies (“Rule 18f-4”). Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions, adopt and implement a derivatives risk management program and appoint a derivatives risk manager. A fund that uses derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount is not subject to the full requirements of Rule 18f-4. The Fund has implemented compliance policies under Rule 18f-4. The application of Rule 18f-4 to the Fund could restrict the Fund’s ability to utilize derivative investments and financing transactions and prevent the Fund from implementing its principal investment strategies and could adversely affect the Fund’s performance and its ability to achieve their respective investment objectives.

Registration Risk. In the event that the Fund’s direct or indirect exposure to commodity interests does not comply with the requirements of CFTC Rule 4.5, BIM may be required to register as a CPO and/or “commodity trading advisor” with the CFTC with respect to the Fund. BIM’s registration with the CFTC as a CPO with respect to the Fund, or any change in the Fund’s operations necessary to maintain BIM’s ability to rely upon relief from registration as such, could adversely affect the Fund’s ability to implement its investment program, conduct its operations and/or achieve its objective and subject the Fund to certain additional costs, expenses and administrative burdens, adversely affecting that Fund’s total return. Because BIM intends to manage the Fund in such a way as to maintain its ability to rely upon relief from registration with the CFTC, the Fund may be unable to participate in certain investment opportunities.

Shareholders should retain this Supplement for future reference.